United States Securities And Exchange Commission
Washington, D.C. 20549

FORM 1-A
REGULATION A OFFERING STATEMENT UNDER THE SECURITIES ACT OF 1933

No changes to the information required by Part I have occurred since the last filing of this offering statement.

ITEM 1. Issuer Information

Exact name of issuer as specified in the issuer’s charter:	Spirits Capital Corporation

Jurisdiction of incorporation/organization:	Delaware

Year of incorporation:	1995

CIK:	#0001881767

Primary Standard Industrial Classification Code:	7389

I.R.S. Employer Identification Number:	133878747

Total number of full-time employees:	6

Total number of part-time employees :	0

Contact Information

Address of Principal Executive Offices:	100 Bayview Circle, Suite 4100 Newport Beach, CA 92660

Telephone:	(949) 674-0355

Provide the following information for the person the Securities and Exchange Commission’s staff should call in connection with any pre-qualification review of the offering statement:

Name:	Todd Sanders
Address:	100 Bayview Circle, Suite 4100 Newport Beach, CA 92660
Telephone:	(949) 674-0355

Provide up to two e-mail addresses to which the Securities and Exchange Commission’s staff may send any comment letters relating to the offering statement. After qualification of the offering statement, such e-mail addresses are not required to remain active:

rcarmel@cmfllp.com nfreeman@cmfllp.com

Financial Statements

Industry Group (select one):	Banking	Insurance	X	Other

Use the financial statements for the most recent fiscal period contained in this offering statement to provide the following information about the issuer. The following table does not include all of the line items from the financial statements. Long Term Debt would include notes payable, bonds, mortgages, and similar obligations. To determine “Total Revenues” for all companies selecting “Other” for their industry group, refer to Article 5-03(b)(1) of Regulation S-X. For companies selecting “Insurance,” refer to Article 7-04 of Regulation S-X for calculation of “Total Revenues” and paragraphs 5 and 7(a) for “Costs and Expenses Applicable to Revenues”.

Balance Sheet Information
Cash and Cash Equivalents:	$360,327
Investment Securities:	[●]
Accounts and Notes Receivable:	[●]
Property, Plant and Equipment (PP&E):	$53,058
Total Assets:	$1,530,876
Accounts Payable and Accrued Liabilities:	$912,321
Long Term Debt:	[●]
Total Liabilities:	$2,164,916
Total Stockholders’ Equity:	$(634,040)
Total Liabilities and Equity:	$1,530,876

Statement of Comprehensive Income Information
Total Revenues:	[●]
Costs and Expenses Applicable to Revenues:	[●]
Depreciation and Amortization:	[●]
Net Income:	$(544,339)
Earnings Per Share – Basic:	$(0.01)
Earnings Per Share – Diluted:	$(0.01)

Name of Auditor (if any):	Urish Popeck & Co., LLC

Outstanding Securities

	Name of Class (if any)	Units Outstanding	CUSIP (if any)	Name of Trading Center or Quotation Medium (if any)
Common Equity	Common Stock	As of 7.18.22: 93,411,220 Outstanding Shares	84861E101	OTC Markets
Preferred Equity
Debt Securities

ITEM 2. Issuer Eligibility

X				Check this box to certify that all of the following statements are true for the issuer(s):

•				Organized under the laws of the United States or Canada, or any State, Province, Territory or possession thereof, or the District of Columbia.

•				Principal place of business is in the United States or Canada.

•				Not a development stage company that either (a) has no specific business plan or purpose, or (b) has indicated that its business plan is to merge with an unidentified company or companies.

•				Not an investment company registered or required to be registered under the Investment Company Act of 1940.

•				Not issuing fractional undivided interests in oil or gas rights, or a similar interest in other mineral rights.

•				Not issuing asset-backed securities as defined in Item 1101(c) of Regulation AB.

•				Not, and has not been, subject to any order of the Commission entered pursuant to Section 12(j) of the Exchange Act (15 U.S.C. 78l(j)) within five years before the filing of this offering statement.

•				Has filed with the Commission all the reports it was required to file, if any, pursuant to Rule 257 during the two years immediately before the filing of the offering statement (or for such shorter period that the issuer was required to file such reports).

ITEM 3. Application of Rule 262

X		Check this box to certify that, as of the time of this filing, each person described in Rule 262 of Regulation A is either not disqualified under that rule or is disqualified but has received a waiver of such disqualification

Check this box if “bad actor” disclosure under Rule 262(d) is provided in Part II of the offering statement.

ITEM 4. Summary Information Regarding the Offering and Other Current or Proposed Offerings

Check the appropriate box to indicate whether you are conducting a Tier 1 or Tier 2 offering:
Tier 1	X	Tier 2

Check the appropriate box to indicate whether the annual financial statements have been audited:
Unaudited	X	Audited

Types of Securities Offered in this Offering Statement (select all that apply):
X		Equity (common or preferred stock)
Debt
Option, warrant or other right to acquire another security
Security to be acquired upon exercise of option, warrant or other right to acquire security
Tenant-in-common securities
Other (describe)

Does the issuer intend to offer the securities on a delayed or continuous basis pursuant to Rule 251(d)(3)?
Yes	X	No

Does the issuer intend this offering to last more than one year?
Yes	X	No

Does the issuer intend to price this offering after qualification pursuant to Rule 253(b)?
Yes	X	No

Will the issuer be conducting a best efforts offering?
Yes	X	No

Has the issuer used solicitation of interest communications in connection with the proposed offering?
Yes	X	No

Does the proposed offering involve the resale of securities by affiliates of the issuer?
Yes		No	X

Number of securities offered:

Number of securities of that class already outstanding:

The information called for by this item below may be omitted if undetermined at the time of filing or submission, except that if a price range has been included in the offering statement, the midpoint of that range must be used to respond. Please refer to Rule 251(a) for the definition of “aggregate offering price” or “aggregate sales” as used in this item. Please leave the field blank if undetermined at this time and include a zero if a particular item is not applicable to the offering.

Price per security: $

The portion of the aggregate offering price attributable to securities being offered on behalf of the issuer:
$

The portion of the aggregate offering price attributable to securities being offered on behalf of selling securityholders:
$

The portion of aggregate offering attributable to all the securities of the issuer sold pursuant to a qualified offering statement within the 12 months before the qualification of this offering statement:
$

The estimated portion of aggregate sales attributable to securities that may be sold pursuant to any other qualified offering statement concurrently with securities being sold under this offering statement:
$

Total: $ (the sum of the aggregate offering price and aggregate sales in the four preceding paragraphs).

Anticipated fees in connection with this offering and names of service providers:

	Name of Service Provider	Fees
Underwriters:		$0.00
Sales Commissions:		$250,000.00
Finder’s Fees:		$0.00
Audit:		$0.00
Legal:		$0.00
Promoters:		$0.00
Blue Sky Compliance:		$0.00

CRD Number of any broker or dealer listed:		136352
Estimated net proceeds to the issuer:	$

Clarification of responses (if necessary):

ITEM 5. Jurisdictions in Which Securities are to be Offered

Using the list below, select the jurisdictions in which the issuer intends to offer the securities:

	Jurisdiction	Code		Jurisdiction	Code		Jurisdiction	Code
X	Alabama	AL	X	Montana	MT	X	District of Columbia	DC
X	Alaska	AK	X	Nebraska	NE	X	Puerto Rico	PR
X	Arizona	AZ	X	Nevada	NV
X	Arkansas	AR	X	New Hampshire	NH	X	Alberta	A0
X	California	CA	X	New Jersey	NJ	X	British Columbia	A1
X	Colorado	CO	X	New Mexico	NM	X	Manitoba	A2
X	Connecticut	CT	X	New York	NY	X	New Brunswick	A3
X	Delaware	DE	X	North Carolina	NC	X	Newfoundland	A4
X	Florida	FL	X	North Dakota	ND	X	Nova Scotia	A5
X	Georgia	GA	X	Ohio	OH	X	Ontario	A6
X	Hawaii	HI	X	Oklahoma	OK	X	Prince Edward Island	A7
X	Idaho	ID	X	Oregon	OR	X	Quebec	A8
X	Illinois	IL	X	Pennsylvania	PA	X	Saskatchewan	A9
X	Indiana	IN	X	Rhode Island	RI	X	Yukon	B0
X	Iowa	IA	X	South Carolina	SC	X	Canada (Federal Level)	Z4
X	Kansas	KS	X	South Dakota	SD
X	Kentucky	KY	X	Tennessee	TN
X	Louisiana	LA	X	Texas	TX
X	Maine	ME	X	Utah	UT
X	Maryland	MD	X	Vermont	VT
X	Massachusetts	MA	X	Virginia	VA
X	Michigan	MI	X	Washington	WA
X	Minnesota	MN	X	West Virginia	WV
X	Mississippi	MS	X	Wisconsin	WI
X	Missouri	MO	X	Wyoming	WY

Using the list below, select the jurisdictions in which the securities are to be offered by underwriters, dealers or sales persons or check the appropriate box:

None

X	Same as the jurisdictions in which the issuer intends to offer the securities.

Jurisdiction	Code	Jurisdiction	Code	Jurisdiction	Code
Alabama	AL	Montana	MT	District of Columbia	DC
Alaska	AK	Nebraska	NE	Puerto Rico	PR
Arizona	AZ	Nevada	NV
Arkansas	AR	New Hampshire	NH	Alberta	A0
California	CA	New Jersey	NJ	British Columbia	A1
Colorado	CO	New Mexico	NM	Manitoba	A2
Connecticut	CT	New York	NY	New Brunswick	A3
Delaware	DE	North Carolina	NC	Newfoundland	A4
Florida	FL	North Dakota	ND	Nova Scotia	A5
Georgia	GA	Ohio	OH	Ontario	A6
Hawaii	HI	Oklahoma	OK	Prince Edward Island	A7
Idaho	ID	Oregon	OR	Quebec	A8
Illinois	IL	Pennsylvania	PA	Saskatchewan	A9
Indiana	IN	Rhode Island	RI	Yukon	B0
Iowa	IA	South Carolina	SC	Canada (Federal Level)	Z4
Kansas	KS	South Dakota	SD
Kentucky	KY	Tennessee	TN
Louisiana	LA	Texas	TX
Maine	ME	Utah	UT
Maryland	MD	Vermont	VT
Massachusetts	MA	Virginia	VA
Michigan	MI	Washington	WA
Minnesota	MN	West Virginia	WV
Mississippi	MS	Wisconsin	WI
Missouri	MO	Wyoming	WY

ITEM 6. Unregistered Securities Issued or Sold Within One Year

X				None

As to any unregistered securities issued by the issuer or any of its predecessors or affiliated issuers within one year before the filing of this Form 1-A, state:

(a)				Name of such issuer.

(b)				(1) Title of securities issued

(2) Total amount of such securities issued

(3) Amount of such securities sold by or for the account of any person who at the time was a director, officer, promoter or principal securityholder of the issuer of such securities, or was an underwriter of any securities of such issuer

(c)				(1) Aggregate consideration for which the securities were issued and basis for computing the amount thereof.

(2) Aggregate consideration for which the securities listed in (b)(3) of this item (if any) were issued and the basis for computing the amount thereof (if different from the basis described in (c)(1)).

(d)				Indicate the section of the Securities Act or Commission rule or regulation relied upon for exemption from the registration requirements of such Act and state briefly the facts relied upon for such exemption:

1